First Trust Alerian US NextGen Infrastructure ETF Investment Objectives and Goals - First Trust Alerian US NextGen Infrastructure ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Alerian U.S. NextGen Infrastructure Index (the “Index”).